December 23, 2019

Securities and Exchange Commission                                                                                  VIA EDGAR

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn: Division of Investment Management

Re:       Timothy Plan., File Nos. 811-08228 and 033-73248, Supplement Filed on November 25, 2019 to Post-Effective Amendment # 93 (“PEA#93”) to Registration Statement on Form N-1A under the Securities Act of 1933 and Amendment # 94 under the Investment Company Act of 1940.

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, Registrant proposes to file the above-referenced Amendment to its registration statement.

This amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return information in Post-Effective Amendment No. 93.

We have reviewed the amendment, and we represent that it does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any questions or comments concerning this Supplement to the undersigned at the above number.

Sincerely,

/s/  David D. Jones, Esq.

DAVID D. JONES, ESQ.